PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2025 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11 .7%
505,549  Schwab U.S. TIPS
ETF
$ 26,369,436
6 .1
313,605  Vanguard FTSE
Developed Markets
ETF
15,733,563
3 .6
148,886  Vanguard Long-Term
Treasury ETF
8,820,006
2 .0
Total Exchange-Traded
Funds
(Cost $48,289,031)
50,923,005
11 .7
MUTUAL FUNDS : 88 .3%
Affiliated Investment Companies : 88 .3%
1,776,635  Voya Global Bond
Fund - Class R6
12,898,373
3 .0
1,257,016  Voya High Yield Bond
Fund - Class R6
8,648,269
2 .0
10,865,062  Voya Intermediate
Bond Fund - Class R6
94,308,738
21 .7
2,815,309  Voya Large Cap Value
Portfolio - Class R6
17,820,905
4 .1
873,072  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
8,774,374
2 .0
1,672,274  Voya Multi-Manager
International Equity
Fund - Class I
17,341,479
4 .0
2,284,221  Voya Multi-Manager
International Factors
Fund - Class I
21,859,995
5 .0
649,469  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,747,980
1 .5
123,012  Voya Russell Large
Cap Growth Index
- Class I
8,731,382
2 .0
1,385,599  Voya Short Term Bond
Fund - Class R6
12,844,502
3 .0
101,374
(1)
Voya Small Cap
Growth Fund - Class
R6
4,426,992
1 .0
290,731  Voya Small Company
Fund - Class R6
4,424,920
1 .0
3,924,563  Voya U.S. Stock Index
Portfolio - Class I
77,156,916
17 .7
3,158,991  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
29,757,698
6 .8
1,579,946  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
43,385,306
10 .0
570,467  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
6,571,784
1 .5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
91,214  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 8,723,666
2 .0
Total Mutual Funds
(Cost $380,739,354)
384,423,279
88 .3
Total Long-Term
Investments
(Cost $429,028,385)
435,346,284
100 .0
Total Investments in
Securities
(Cost $429,028,385) $ 435,346,284 100 .0
Assets in Excess of
Other Liabilities 81,312 0.0
Net Assets $ 435,427,596 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2025 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 50,923,005 $ — $ — $ 50,923,005
Mutual Funds 384,423,279 — — 384,423,279
Total Investments, at fair value $ 435,346,284 $ — $ — $ 435,346,284
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 13,215,337 $ 818,018 $ (1,042,298) $ (92,684) $ 12,898,373 $ 142,324 $ (241,824) $ —
Voya High Yield Bond Fund - Class
R6
8,960,486 264,720 (519,425) (57,512) 8,648,269 151,029 18,616 —
Voya Intermediate Bond Fund -
Class R6
90,086,678 12,655,297 (8,676,717) 243,480 94,308,738 1,047,677 (1,365,491) —
Voya Large Cap Value Portfolio -
Class R6
— 17,420,319 (415,373) 815,959 17,820,905 — 7,916 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
13,427,962 24,683 (4,581,068) (97,203) 8,774,374 — 250,403 —
Voya Multi-Manager International
Equity Fund - Class I
17,200,503 945,202 (1,565,845) 761,619 17,341,479 — (35,540) —
Voya Multi-Manager International
Factors Fund - Class I
21,811,000 872,436 (1,890,455) 1,067,014 21,859,995 — 34,677 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
6,673,393 17,544 (639,626) 696,669 6,747,980 — (99,414) —
Voya Russell Large Cap Growth
Index - Class I
13,893,772 31,946 (4,624,035) (570,301) 8,731,382 — 1,956,389 —
Voya Short Term Bond Fund -
Class R6
13,038,691 690,948 (800,820) (84,317) 12,844,502 147,013 (346) —
Voya Small Cap Growth Fund -
Class R6
4,590,781 11,697 (516,366) 340,880 4,426,992 — 81,583 —
Voya Small Company Fund - Class
R6
4,662,558 90,399 (357,252) 29,215 4,424,920 — 20,765 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
22,117,029 42,770 (25,444,691) 3,284,892 — — (2,348,305) —
Voya U.S. Stock Index Portfolio -
Class I
70,134,229 5,310,526 (5,645,794) 7,357,955 77,156,916 — (105,018) —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
29,858,780 2,840,589 (3,074,040) 132,369 29,757,698 — (673,751) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
44,846,167 116,957 (3,806,839) 2,229,021 43,385,306 — (38,654) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
6,666,617 17,544 (1,215,058) 1,102,681 6,571,784 — (407,186) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
9,210,970 23,391 (1,414,553) 903,858 8,723,666 — 129,396 —
$ 390,394,953 $ 42,194,986 $ (66,230,255) $ 18,063,595 $ 384,423,279 $ 1,488,043 $ (2,815,784) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution 2025 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 21,786,486
Gross Unrealized Depreciation (15,468,587)
Net Unrealized Appreciation $ 6,317,899